SEGMENT REPORTING - Schedule of the Company's Revenues Generated by Geographic Location of Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 73,502,883	$ 119,117,024	$ 96,906,335
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	16,557,196	24,470,827	45,395,811
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	4,388,241	9,277,514	15,445,744
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	15,557,800	0	0
ROMANIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	5,709,713	3,193,215	1,824,411
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	655,102	3,853,687	31,169,458
TURKEY
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	0	2,129,085
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	152,548	730,962	941,826
Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	10,008,838	59,884,835	0
Hungary
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 20,473,445	$ 17,705,984	$ 0